Shareholder Report, Average Annual Return (Details) 199972_Large Company Value Portfolio_Investment Class_TSR Annual {Investment Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	15.73%	11.13%	9.31%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	17.13%	13.40%	14.45%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	15.91%	11.33%	10.53%